Events after the reporting period (Narrative) (Detail 2) - Adjusting events subsequent to the publication of the unaudited fourth quarter 2017 report SFr / shares in Units, SFr in Millions	12 Months Ended
Dec. 31, 2017 CHF (SFr) SFr / shares
Disclosure Of Adjusting Events After Reporting Period [Line Items]
Increase (decrease) in operating profit before tax	SFr (141)
Increase (decrease) in net profit attributable to shareholders	SFr (112)
Increase (decrease) in basic earnings per share | SFr / shares	SFr (0.03)
Increase (decrease) in diluted earnings per share | SFr / shares	SFr (0.03)
UBS AG
Disclosure Of Adjusting Events After Reporting Period [Line Items]
Increase (decrease) in operating profit before tax	SFr (141)
Increase (decrease) in net profit attributable to shareholders	SFr (112)